Consolidated Statements of Changes in Shareholders’ Deficit		Ordinary shares HKD ($) shares	Share Capital USD ($)	Share Capital HKD ($)	Additional paid-in capital USD ($)	Additional paid-in capital HKD ($)	Accumulated Losses USD ($)	Accumulated Losses HKD ($)	USD ($)	HKD ($)
BALANCE at Sep. 30, 2022		$ 0.000489		$ 7,831		$ 2,169		$ (25,763,878)		$ (25,753,878)
BALANCE (in Shares) at Sep. 30, 2022 | shares		16,000,000
Net (loss) income								(26,282,350)		(26,282,350)
Dividends distribution	[1]							9,000,000		9,000,000
BALANCE at Sep. 30, 2023		$ 0.000489		7,831		2,169		(61,046,228)		(61,036,228)
BALANCE (in Shares) at Sep. 30, 2023 | shares		16,000,000
Net (loss) income								7,028,442		7,028,442
Group restructuring – injection of operating subsidiary						11,690,000				11,690,000
BALANCE at Sep. 30, 2024		$ 0.000489		7,831		11,692,169		(54,017,786)		(42,317,786)
BALANCE (in Shares) at Sep. 30, 2024 | shares		16,000,000
Net (loss) income								18,654,763	$ 2,397,507	18,654,763
BALANCE at Sep. 30, 2025		$ 0.000489	$ 1,000	$ 7,831	$ 1,502,676	$ 11,692,169	$ (4,544,844)	$ (35,363,023)	$ (3,041,168)	$ (23,663,023)
BALANCE (in Shares) at Sep. 30, 2025 | shares		16,000,000

[1]	The Company has accounted for advance to certain shareholders as a reduction in capital in the form of dividends.